Quarterly Holdings Report
for

Fidelity® International Sustainability Index Fund

July 31, 2021

ISY-QTLY-0921
1.9883820.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
		Shares	Value
Australia - 4.1%
Afterpay Ltd. (a)		5,435	$385,526
APA Group unit		28,350	198,268
Aristocrat Leisure Ltd.		14,222	434,589
ASX Ltd.		4,882	275,470
Aurizon Holdings Ltd.		48,737	138,055
AusNet Services		44,486	59,579
Australia & New Zealand Banking Group Ltd.		71,138	1,446,590
BlueScope Steel Ltd.		12,680	225,093
Brambles Ltd.		37,685	321,353
Cochlear Ltd.		1,655	297,971
Coles Group Ltd.		33,712	432,695
Commonwealth Bank of Australia		44,427	3,248,864
Computershare Ltd.		13,859	158,659
Dexus unit		26,299	198,399
Evolution Mining Ltd.		41,346	126,829
Fortescue Metals Group Ltd.		42,133	770,200
Goodman Group unit		41,804	694,547
Insurance Australia Group Ltd.		62,076	220,939
Lendlease Group unit		17,730	158,346
Macquarie Group Ltd.		8,695	1,001,152
Mirvac Group unit		100,066	210,020
Newcrest Mining Ltd.		20,698	402,363
Northern Star Resources Ltd.		27,981	209,856
Orica Ltd.		10,316	93,797
QBE Insurance Group Ltd.		37,299	298,080
Ramsay Health Care Ltd.		4,570	215,106
REA Group Ltd.		1,274	151,140
SEEK Ltd.		8,425	180,967
Sonic Healthcare Ltd.		11,454	336,389
Stockland Corp. Ltd. unit		60,911	196,678
Sydney Airport unit (a)		34,692	198,833
Telstra Corp. Ltd.		103,534	287,198
The GPT Group unit		47,406	162,464
Transurban Group unit		68,664	720,564
Vicinity Centres unit		104,712	119,491
Woodside Petroleum Ltd.		24,342	391,387

TOTAL AUSTRALIA			14,967,457

Austria - 0.2%
Erste Group Bank AG		7,250	281,316
OMV AG		3,748	202,385
Voestalpine AG		2,822	124,464

TOTAL AUSTRIA			608,165

Bailiwick of Jersey - 0.4%
Ferguson PLC		5,627	789,192
Polymetal International PLC		8,557	186,422
WPP PLC		30,711	397,186

TOTAL BAILIWICK OF JERSEY			1,372,800

Belgium - 0.4%
Colruyt NV		1,373	78,081
KBC Groep NV		6,217	500,757
Solvay SA Class A		1,966	262,369
UCB SA		3,227	349,116
Umicore SA		4,970	308,225

TOTAL BELGIUM			1,498,548

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)		102,000	158,556
Beijing Enterprises Water Group Ltd.		132,000	48,410
China Gas Holdings Ltd.		78,200	241,509
China Resource Gas Group Ltd.		24,000	147,932
HengTen Networks Group Ltd. (a)(b)		64,000	28,166
Hopson Development Holdings Ltd.		16,900	55,999
Shenzhen International Holdings Ltd.		25,500	33,601

TOTAL BERMUDA			714,173

Brazil - 0.8%
Americanas SA (a)		5,100	48,079
Atacadao SA		11,600	42,295
B3 SA - Brasil Bolsa Balcao		159,000	465,559
Banco Bradesco SA		39,500	156,612
Banco do Brasil SA		22,200	134,822
Banco Santander SA (Brasil) unit		9,500	73,946
CCR SA		27,700	69,140
Cosan SA		26,844	131,688
CPFL Energia SA		5,300	25,766
Energisa SA unit		4,100	33,653
Equatorial Energia SA		24,400	113,374
Klabin SA unit (a)		18,800	88,292
Localiza Rent A Car SA		15,000	178,995
Lojas Renner SA		22,023	174,636
Natura & Co. Holding SA (a)		22,013	227,178
Notre Dame Intermedica Participacoes SA		12,493	191,896
Rumo SA (a)		37,000	146,771
Telefonica Brasil SA		11,500	90,993
TIM SA		19,400	42,165
Ultrapar Participacoes SA		17,000	57,708
Via Varejo SA (a)		35,700	86,298
Weg SA		43,280	296,746

TOTAL BRAZIL			2,876,612

Canada - 7.6%
Agnico Eagle Mines Ltd. (Canada)		6,200	401,092
Algonquin Power & Utilities Corp.		14,575	232,247
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		21,236	856,010
B2Gold Corp.		28,714	120,370
Ballard Power Systems, Inc. (a)		6,330	102,490
Bank of Montreal		16,223	1,606,306
Bank of Nova Scotia		30,438	1,899,813
Brookfield Asset Management Reinsurance Partners Ltd. (a)		214	11,585
Brookfield Asset Management, Inc. (Canada) Class A		32,225	1,739,623
CAE, Inc. (a)		7,281	222,177
Cameco Corp.		10,059	178,911
Canadian Apartment Properties (REIT) unit		1,999	99,902
Canadian Imperial Bank of Commerce		11,254	1,308,607
Canadian National Railway Co.		17,863	1,940,933
Canadian Tire Ltd. Class A (non-vtg.)		1,458	224,309
Enbridge, Inc.		50,890	2,006,068
FirstService Corp.		1,048	195,202
Fortis, Inc.		12,107	549,065
Franco-Nevada Corp.		4,835	773,344
Gildan Activewear, Inc.		5,048	174,026
Hydro One Ltd. (c)		8,952	221,002
Intact Financial Corp.		3,938	536,598
Inter Pipeline Ltd.		9,769	156,448
Keyera Corp.		5,533	148,126
Kinross Gold Corp.		32,367	211,958
Loblaw Companies Ltd.		4,721	319,375
Lundin Mining Corp.		16,031	146,098
Magna International, Inc. Class A (sub. vtg.)		7,205	604,074
Manulife Financial Corp.		48,597	939,532
Metro, Inc.		6,794	352,334
National Bank of Canada		8,489	649,739
Nutrien Ltd.		14,232	846,209
Parkland Corp.		4,081	129,895
Pembina Pipeline Corp.		13,928	460,397
Ritchie Bros. Auctioneers, Inc.		2,813	167,932
Rogers Communications, Inc. Class B (non-vtg.)		8,997	459,225
Shopify, Inc. Class A (a)		2,818	4,230,614
Sun Life Financial, Inc.		14,735	767,458
TELUS Corp.		10,553	234,389
Thomson Reuters Corp.		4,363	462,319
TMX Group Ltd.		1,431	157,151
Toromont Industries Ltd.		2,014	170,196
Wheaton Precious Metals Corp.		11,389	526,089
WSP Global, Inc.		2,853	338,651

TOTAL CANADA			27,877,889

Cayman Islands - 8.1%
3SBio, Inc. (a)(c)		28,000	23,312
51job, Inc. sponsored ADR (a)		813	58,552
AAC Technology Holdings, Inc.		19,000	113,812
Abu Dhabi Islamic Bank		32,484	48,905
Alibaba Group Holding Ltd. (a)		379,900	9,278,205
Baozun, Inc. sponsored ADR (a)		1,426	35,251
Chailease Holding Co. Ltd.		31,712	263,420
China Aoyuan Group Ltd.		28,000	17,871
China Conch Venture Holdings Ltd.		40,500	147,748
China East Education Holdings Ltd. (c)		12,500	14,541
China Education Group Holdings Ltd.		18,000	32,613
China Feihe Ltd. (c)		87,000	167,033
China Liansu Group Holdings Ltd.		29,000	60,380
China Medical System Holdings Ltd.		36,000	73,009
China Mengniu Dairy Co. Ltd.		80,000	433,913
CIFI Holdings Group Co. Ltd.		86,000	51,792
Country Garden Services Holdings Co. Ltd.		37,000	300,194
Dali Foods Group Co. Ltd. (c)		44,500	24,108
ENN Energy Holdings Ltd.		19,900	416,122
ESR Cayman Ltd. (a)(c)		49,600	174,244
Ever Sunshine Lifestyle Services Group Ltd.		18,000	35,902
Geely Automobile Holdings Ltd.		147,000	490,873
Genscript Biotech Corp.		30,000	131,641
Greentown Service Group Co. Ltd.		34,000	36,970
Hansoh Pharmaceutical Group Co. Ltd. (c)		32,000	114,681
Hutchison China Meditech Ltd. sponsored ADR (a)		2,047	86,076
Jinxin Fertility Group Ltd. (c)		34,000	63,790
Kaisa Group Holdings Ltd.		64,000	17,377
Kingdee International Software Group Co. Ltd. (a)		66,000	205,529
KWG Property Holding Ltd.		29,500	32,343
Lee & Man Paper Manufacturing Ltd.		29,000	21,644
Legend Biotech Corp. ADR (a)		2	86
Li Ning Co. Ltd.		56,000	590,183
Logan Property Holdings Co. Ltd.		31,000	33,030
Longfor Properties Co. Ltd. (c)		46,500	216,908
Meituan Class B (a)(c)		90,500	2,504,264
Microport Scientific Corp.		16,000	120,548
Minth Group Ltd.		18,000	75,973
NIO, Inc. sponsored ADR (a)		32,433	1,449,106
Shenzhou International Group Holdings Ltd.		20,900	463,840
Shimao Property Holdings Ltd.		33,500	66,042
Sino Biopharmaceutical Ltd.		269,750	229,097
Tencent Holdings Ltd.		144,400	8,708,496
Tongcheng-Elong Holdings Ltd. (a)		22,400	50,443
Topsports International Holdings Ltd. (c)		41,000	57,191
Uni-President China Holdings Ltd.		29,000	29,108
Vinda International Holdings Ltd.		8,000	22,545
Vipshop Holdings Ltd. ADR (a)		11,233	186,805
Want Want China Holdings Ltd.		125,000	84,286
Wuxi Biologics (Cayman), Inc. (a)(c)		84,500	1,290,675
Xinyi Solar Holdings Ltd.		123,494	247,905
XPeng, Inc. ADR (a)		9,552	387,143
Yadea Group Holdings Ltd. (c)		28,000	48,065
Zhenro Properties Group Ltd.		29,000	16,196
Zhongsheng Group Holdings Ltd. Class H		15,500	142,411

TOTAL CAYMAN ISLANDS			29,992,197

Chile - 0.1%
Cencosud Shopping SA		12,253	18,873
Empresas CMPC SA		26,121	56,449
Empresas COPEC SA		9,027	77,913
Enel Americas SA		487,550	67,760
Falabella SA		21,557	83,798

TOTAL CHILE			304,793

China - 2.2%
360 Security Technology, Inc. (A Shares) (a)		6,500	12,011
A-Living Smart City Services C (H Shares) (c)		15,250	58,283
Air China Ltd.:
(A Shares)		32,800	33,402
(H Shares)		26,000	16,595
Angel Yeast Co. Ltd. (A Shares)		1,100	7,962
BBMG Corp. (A Shares)		7,000	2,741
By-Health Co. Ltd. (A Shares)		2,300	9,767
BYD Co. Ltd.:
(A Shares)		900	36,871
(H Shares)		22,500	695,440
CanSino Biologics, Inc.:
(A Shares) (a)		274	25,825
(H Shares) (a)(c)		1,800	76,205
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		400	12,758
China Construction Bank Corp.:
(A Shares)		65,100	58,033
(H Shares)		2,340,000	1,629,913
China Eastern Airlines Corp. Ltd.:
(A Shares)		10,900	7,439
(H Shares)		6,000	2,193
China International Travel Service Corp. Ltd. (A Shares)		2,700	100,705
China Jushi Co. Ltd. (A Shares)		5,457	12,592
China Merchants Bank Co. Ltd. (H Shares)		97,500	742,747
China Merchants Property Operation & Service Co. Ltd. (A Shares)		1,100	2,285
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		10,000	14,486
China Molybdenum Co. Ltd.:
(A Shares)		9,100	9,732
(H Shares)		102,000	74,553
China National Medicines Corp. Ltd. (A Shares)		1,000	4,697
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		1,300	4,800
China Vanke Co. Ltd.:
(A Shares)		4,300	13,749
(H Shares)		56,500	147,227
Chongqing Changan Automobile Co. Ltd. (A Shares)		8,400	23,920
Contemporary Amperex Technology Co. Ltd.		3,200	272,583
Dongfeng Motor Group Co. Ltd. (H Shares)		80,000	70,826
Eve Energy Co. Ltd. (A shares)		2,540	44,220
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		300	7,505
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		6,000	44,851
(H Shares) (c)		10,800	68,654
Ganfeng Lithium Co. Ltd. (A Shares)		900	27,114
GEM Co. Ltd. (A Shares)		6,000	11,097
GoerTek, Inc. (A Shares)		4,600	27,131
Gotion High-tech Co. Ltd. (A Shares) (a)		1,800	15,221
Great Wall Motor Co. Ltd.:
(A Shares)		2,700	25,368
(H Shares)		79,500	382,096
Greenland Holdings Corp. Ltd. (A Shares)		10,395	6,950
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		1,100	3,556
Guangzhou Automobile Group Co. Ltd. (H Shares)		76,000	65,720
Guangzhou Baiyunshan Pharma Health (A Shares)		1,900	8,822
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		600	12,310
Guangzhou R&F Properties Co. Ltd. (H Shares)		53,200	46,620
Hangzhou Robam Appliances Co. Ltd. (A Shares)		1,100	6,631
Huaxia Bank Co. Ltd. (A Shares)		15,400	13,061
Industrial Bank Co. Ltd. (A Shares)		28,200	77,118
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		8,200	42,374
Jafron Biomedical Co. Ltd. (A Shares)		1,100	11,420
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		3,900	4,587
Jinke Properties Group Co. Ltd. (A Shares)		7,300	4,858
Joyoung Co. Ltd. (A Shares)		1,100	4,282
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)		2,700	8,809
Liaoning Chengda Co. Ltd. (A Shares)		1,900	5,743
NARI Technology Co. Ltd. (A Shares)		7,680	37,274
Offshore Oil Enginering Co. Ltd. (A Shares)		4,100	2,614
Ovctek China, Inc. (A Shares)		1,140	16,083
Pharmaron Beijing Co. Ltd.:
(A Shares)		1,800	55,150
(H Shares) (c)		2,500	54,722
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		15,100	125,423
(H Shares)		160,500	1,404,511
Poly Developments & Holdings (A Shares) (a)		16,000	24,787
Poly Property Development Co. Ltd. (H Shares)		2,800	15,799
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		1,300	9,404
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		64,000	114,639
Shanghai Electric Group Co. Ltd. (A Shares)		13,400	8,420
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		3,700	46,887
(H Shares)		12,000	109,791
Shanghai M&G Stationery, Inc. (A Shares)		1,200	13,112
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		1,900	5,596
(H Shares)		22,600	48,160
Shenzhen Inovance Technology Co. Ltd. (A Shares)		3,600	43,380
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		11,500	11,480
Sichuan Chuantou Energy Co. Ltd. (A Shares)		4,200	7,118
Sinotrans Ltd.		5,400	3,886
SKSHU Paint Co. Ltd. (A Shares)		420	9,950
Sungrow Power Supply Co. Ltd. (A Shares)		2,000	51,939
Suning.com Co. Ltd. (A Shares)		12,100	11,049
TCL Corp. (A Shares)		19,100	21,845
Topchoice Medical Corp. (a)		400	19,529
Transfar Zhilian Co. Ltd.		4,400	4,828
Unisplendour Corp. Ltd. (A Shares)		3,800	15,502
Weifu High-Technology Group Co. Ltd. (A Shares)		800	2,501
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		2,900	8,689
WuXi AppTec Co. Ltd.		3,576	83,015
WuXi AppTec Co. Ltd. (H Shares) (c)		8,880	196,314
Xiamen Intretech, Inc.		800	4,715
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		30,418	56,991
Yantai Jereh Oilfield Services (A Shares)		1,300	7,625
Yunnan Baiyao Group Co. Ltd. (A Shares)		1,800	27,573
Yutong Bus Co. Ltd.		3,000	5,270
Zhejiang Chint Electric Co. Ltd. (A Shares)		2,700	17,696
Zhejiang Expressway Co. Ltd. (H Shares)		30,000	25,324
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		1,660	33,655
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)		1,200	8,753
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		2,100	6,211
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		1,600	1,884
(H Shares)		47,600	40,916

TOTAL CHINA			7,976,468

Colombia - 0.0%
Bancolombia SA		494	3,452
Czech Republic - 0.0%
Komercni Banka A/S (a)		2,223	82,617
MONETA Money Bank A/S (a)(c)		8,475	34,454

TOTAL CZECH REPUBLIC			117,071

Denmark - 2.4%
Ambu A/S Series B		4,216	155,974
Christian Hansen Holding A/S		2,647	238,065
Coloplast A/S Series B		2,954	540,303
Demant A/S (a)		2,759	168,637
Genmab A/S (a)		1,648	745,030
GN Store Nord A/S		3,248	284,660
Novo Nordisk A/S Series B		43,147	3,994,176
Novozymes A/S Series B		5,159	405,332
ORSTED A/S (c)		4,714	700,147
Pandora A/S		2,484	321,641
Tryg A/S		8,958	221,486
Vestas Wind Systems A/S		25,384	935,860

TOTAL DENMARK			8,711,311

Egypt - 0.0%
Commercial International Bank SAE (a)		26,812	97,500
Commercial International Bank SAE sponsored GDR (a)		7,035	25,537

TOTAL EGYPT			123,037

Finland - 0.9%
Elisa Corp. (A Shares)		3,562	228,933
Kesko Oyj		6,883	295,163
Neste Oyj		10,561	649,200
Nordea Bank ABP (Stockholm Stock Exchange)		81,009	948,649
Orion Oyj (B Shares)		2,697	114,823
Stora Enso Oyj (R Shares)		14,601	288,991
UPM-Kymmene Corp.		13,328	544,508
Wartsila Corp.		11,932	179,619

TOTAL FINLAND			3,249,886

France - 6.3%
Accor SA (a)		4,161	147,389
Air Liquide SA		11,863	2,063,078
Alstom SA		7,006	290,548
Amundi SA (c)		1,596	147,485
Atos Origin SA		2,546	121,774
AXA SA		48,457	1,254,893
BNP Paribas SA		28,225	1,721,138
Bouygues SA		5,495	211,784
Bureau Veritas SA		7,254	239,565
Carrefour SA		15,395	285,988
CNP Assurances		4,043	68,847
Compagnie Generale des Etablissements Michelin SCA Series B		4,229	690,776
Covivio		1,388	130,470
Credit Agricole SA		1,944	27,119
Danone SA		16,359	1,203,263
Eiffage SA		2,016	205,524
Essilor International SA		7,151	1,350,134
Eurazeo SA		898	87,031
Gecina SA		1,111	176,404
Kering SA		1,880	1,686,439
Klepierre SA		5,241	127,140
L'Oreal SA		6,321	2,891,818
Orange SA		50,871	566,151
Publicis Groupe SA		5,739	362,316
Schneider Electric SA		13,555	2,270,307
SEB SA		673	111,848
Societe Generale Series A		20,383	596,931
SR Teleperformance SA		1,467	618,825
Total SA		62,683	2,733,401
Valeo SA		5,590	161,667
Vivendi SA		17,804	601,534
Wendel SA		601	84,412

TOTAL FRANCE			23,235,999

Germany - 5.1%
adidas AG		4,774	1,733,493
Allianz SE		10,293	2,564,115
BASF AG		22,978	1,805,577
Bayerische Motoren Werke AG (BMW)		7,816	777,713
Beiersdorf AG		2,537	301,403
Brenntag AG		3,795	379,053
Commerzbank AG (a)		25,408	163,963
Delivery Hero AG (a)(c)		3,866	578,759
Deutsche Borse AG		4,762	795,086
Deutsche Post AG		24,836	1,683,167
Deutsche Wohnen SE (Bearer)		8,543	533,461
HeidelbergCement AG		3,781	335,404
Henkel AG & Co. KGaA		2,530	230,043
Lanxess AG		2,183	158,120
Merck KGaA		3,284	672,583
MTU Aero Engines AG		1,352	338,564
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		3,510	948,916
Puma AG		2,635	323,517
SAP SE		26,126	3,749,380
Symrise AG		3,185	469,631
Telefonica Deutschland Holding AG		23,837	64,301

TOTAL GERMANY			18,606,249

Greece - 0.0%
EFG Eurobank Ergasias SA (a)		61,062	57,586
Hellenic Telecommunications Organization SA		6,010	109,650

TOTAL GREECE			167,236

Hong Kong - 1.3%
BOC Hong Kong (Holdings) Ltd.		94,500	304,009
China Everbright International Ltd.		83,962	45,486
China Jinmao Holdings Group Ltd.		130,000	36,301
China Overseas Land and Investment Ltd.		99,000	207,653
China Resources Pharmaceutical Group Ltd. (c)		37,500	20,074
CITIC Pacific Ltd.		142,000	153,491
CSPC Pharmaceutical Group Ltd.		229,280	309,202
Fosun International Ltd.		70,500	93,260
Ganfeng Lithium Co. Ltd. (H Shares) (c)		7,600	163,029
Hang Seng Bank Ltd.		19,500	374,134
Hong Kong & China Gas Co. Ltd.		286,356	465,712
Hong Kong Exchanges and Clearing Ltd.		30,262	1,931,497
Lenovo Group Ltd.		184,000	171,424
MTR Corp. Ltd.		39,548	234,352
Shenzhen Investment Ltd.		59,284	16,631
Sinotruk Hong Kong Ltd.		16,000	27,383
Swire Pacific Ltd. (A Shares)		11,500	71,402
Swire Properties Ltd.		26,000	73,940

TOTAL HONG KONG			4,698,980

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		9,476	75,518
OTP Bank PLC (a)		5,655	304,997

TOTAL HUNGARY			380,515

India - 3.3%
Adani Green Energy Ltd. (a)		9,862	117,041
Ambuja Cements Ltd.		18,446	102,014
Asian Paints Ltd.		9,601	382,065
Axis Bank Ltd. (a)		56,697	540,632
Bajaj Auto Ltd.		1,697	87,416
Bandhan Bank Ltd. (c)		15,023	58,854
Berger Paints India Ltd.		5,453	61,873
Bharat Petroleum Corp. Ltd.		22,309	133,686
Biocon Ltd. (a)		9,839	51,132
Britannia Industries Ltd.		2,516	115,858
Colgate-Palmolive Ltd.		2,752	63,092
Dabur India Ltd.		17,552	141,821
DLF Ltd.		14,247	64,706
Eicher Motors Ltd.		3,407	115,956
Grasim Industries Ltd.		6,408	133,718
Havells India Ltd.		6,153	97,137
HCL Technologies Ltd.		27,067	373,164
Hero Motocorp Ltd.		2,969	110,356
Hindalco Industries Ltd.		38,215	228,642
Hindustan Unilever Ltd.		20,510	643,714
Housing Development Finance Corp. Ltd.		43,154	1,417,009
Info Edge India Ltd.		2,009	140,921
Infosys Ltd.		85,399	1,862,968
Lupin Ltd.		6,440	95,928
Mahindra & Mahindra Ltd.		21,091	210,815
Marico Ltd.		13,618	100,143
Motherson Sumi Systems Ltd. (a)		33,540	105,727
Nestle India Ltd.		827	196,925
PI Industries Ltd.		1,931	76,629
Pidilite Industries Ltd.		4,085	125,215
Piramal Enterprises Ltd.		2,600	81,088
Reliance Industries Ltd.		71,670	1,962,108
Shree Cement Ltd.		295	112,160
Siemens India Ltd.		1,628	42,772
State Bank of India		45,286	263,029
Tata Consultancy Services Ltd.		23,153	986,448
Titan Co. Ltd.		8,615	198,684
Trent Ltd.		4,202	52,164
UPL Ltd.		12,912	140,429
Wipro Ltd.		34,747	274,425

TOTAL INDIA			12,068,464

Indonesia - 0.3%
PT Aneka Tambang Tbk		191,800	33,420
PT Bank Central Asia Tbk		281,500	581,004
PT Barito Pacific Tbk		664,000	44,534
PT Indah Kiat Pulp & Paper Tbk		63,000	29,621
PT Indofood Sukses Makmur Tbk		101,100	42,467
PT Kalbe Farma Tbk		668,700	58,258
PT Merdeka Copper Gold Tbk (a)		249,000	50,962
PT Tower Bersama Infrastructure Tbk		182,000	40,396
PT Unilever Indonesia Tbk		215,400	62,851

TOTAL INDONESIA			943,513

Ireland - 0.6%
CRH PLC		19,777	988,437
DCC PLC (United Kingdom)		2,507	209,990
Kerry Group PLC Class A		3,974	589,270
Kingspan Group PLC (Ireland)		3,828	416,406

TOTAL IRELAND			2,204,103

Isle of Man - 0.0%
NEPI Rockcastle PLC		9,773	66,104
Israel - 0.2%
Bank Hapoalim BM (Reg.)		28,888	230,568
Bank Leumi le-Israel BM (a)		36,478	279,636
CyberArk Software Ltd. (a)		1,014	144,018

TOTAL ISRAEL			654,222

Italy - 1.0%
Amplifon SpA		3,193	157,871
Assicurazioni Generali SpA		26,949	538,665
Enel SpA		203,468	1,875,067
Intesa Sanpaolo SpA		412,779	1,140,322

TOTAL ITALY			3,711,925

Japan - 14.3%
AEON Co. Ltd.		16,400	448,783
Ajinomoto Co., Inc.		11,700	298,080
Ana Holdings, Inc. (a)		3,600	84,359
Asahi Kasei Corp.		31,300	341,324
Astellas Pharma, Inc.		46,500	740,623
Azbil Corp.		3,000	116,358
Bridgestone Corp.		14,200	625,579
Capcom Co. Ltd.		4,400	120,523
Casio Computer Co. Ltd.		4,500	73,346
Central Japan Railway Co.		3,600	523,673
Chugai Pharmaceutical Co. Ltd.		16,900	622,774
CyberAgent, Inc.		10,200	183,584
Dai Nippon Printing Co. Ltd.		6,000	141,392
Dai-ichi Mutual Life Insurance Co.		25,500	469,329
Daifuku Co. Ltd.		2,600	231,548
Daikin Industries Ltd.		6,200	1,294,763
Daiwa House Industry Co. Ltd.		14,200	435,375
DENSO Corp.		10,800	741,973
East Japan Railway Co.		7,500	499,668
Eisai Co. Ltd.		5,900	485,292
ENEOS Holdings, Inc.		77,400	325,126
Fast Retailing Co. Ltd.		1,500	1,017,305
FUJIFILM Holdings Corp.		9,000	645,865
Fujitsu Ltd.		4,900	833,639
Hankyu Hanshin Holdings, Inc.		5,500	161,684
Hikari Tsushin, Inc.		500	86,277
Hirose Electric Co. Ltd.		800	119,229
Hitachi Construction Machinery Co. Ltd.		2,800	79,115
Hitachi Metals Ltd.		5,400	105,288
Hoshizaki Corp.		1,300	108,664
Hoya Corp.		9,300	1,305,925
Hulic Co. Ltd.		6,200	70,248
Ibiden Co. Ltd.		2,700	142,008
INPEX Corp.		26,000	184,407
Isuzu Motors Ltd.		13,900	185,422
Itochu Corp.		29,700	879,097
JFE Holdings, Inc.		11,900	144,701
JSR Corp.		5,300	176,578
Kajima Corp.		11,800	151,899
Kansai Paint Co. Ltd.		4,700	114,860
Kao Corp.		12,000	722,536
KDDI Corp.		40,200	1,229,461
Keio Corp.		2,600	145,637
Kikkoman Corp.		3,700	226,577
Kobayashi Pharmaceutical Co. Ltd.		1,300	103,332
Komatsu Ltd.		22,200	556,311
Kubota Corp.		25,800	539,516
Kurita Water Industries Ltd.		2,500	120,778
Kyowa Hakko Kirin Co., Ltd.		6,900	224,603
Lawson, Inc.		1,200	60,052
LIXIL Group Corp.		6,400	173,498
Marubeni Corp.		39,200	333,647
Mazda Motor Corp. (a)		13,700	135,149
Mercari, Inc. (a)		2,500	130,350
Mitsubishi Chemical Holdings Corp.		32,400	271,865
Mitsubishi Estate Co. Ltd.		29,800	467,470
Mitsui Chemicals, Inc.		4,700	149,878
Mitsui Fudosan Co. Ltd.		23,100	540,246
Miura Co. Ltd.		2,200	96,559
Mizuho Financial Group, Inc.		59,790	854,376
MS&AD Insurance Group Holdings, Inc.		11,100	343,113
Murata Manufacturing Co. Ltd.		14,400	1,194,994
Nabtesco Corp.		3,000	112,666
NEC Corp.		6,200	314,446
Nintendo Co. Ltd.		2,799	1,438,975
Nippon Building Fund, Inc.		38	245,240
Nippon Express Co. Ltd.		1,900	138,795
Nippon Paint Holdings Co. Ltd.		18,000	228,394
Nippon Yusen KK		4,100	221,531
Nissin Food Holdings Co. Ltd.		1,500	106,650
Nitori Holdings Co. Ltd.		2,000	380,152
Nitto Denko Corp.		3,800	282,334
Nomura Holdings, Inc.		76,600	383,581
Nomura Real Estate Holdings, Inc.		2,600	64,156
Nomura Real Estate Master Fund, Inc.		109	172,981
Nomura Research Institute Ltd.		8,900	285,566
NSK Ltd.		9,100	75,101
NTT Data Corp.		15,900	246,284
Obayashi Corp.		16,500	134,925
Odakyu Electric Railway Co. Ltd.		7,100	169,450
OMRON Corp.		4,700	402,203
Oriental Land Co. Ltd.		5,000	681,373
ORIX Corp.		30,600	533,314
ORIX JREIT, Inc.		71	135,263
Osaka Gas Co. Ltd.		9,000	168,144
Otsuka Corp.		2,900	150,412
Pan Pacific International Holdings Ltd.		10,400	216,428
Panasonic Corp.		55,400	668,959
Recruit Holdings Co. Ltd.		34,000	1,762,242
Resona Holdings, Inc.		51,500	193,366
ROHM Co. Ltd.		2,200	212,971
SCSK Corp.		1,200	71,975
Secom Co. Ltd.		5,300	401,160
Sekisui Chemical Co. Ltd.		9,200	157,659
Sekisui House Ltd.		15,800	312,927
Seven & i Holdings Co. Ltd.		18,900	843,326
SG Holdings Co. Ltd.		8,100	216,925
Sharp Corp.		5,400	82,941
Shimadzu Corp.		6,000	240,645
SHIMIZU Corp.		14,000	103,104
Shin-Etsu Chemical Co. Ltd.		8,900	1,451,851
Shionogi & Co. Ltd.		6,800	358,120
Shiseido Co. Ltd.		10,000	668,357
SoftBank Corp.		71,600	935,183
Sohgo Security Services Co., Ltd.		2,000	93,159
Sompo Holdings, Inc.		7,900	326,602
Sony Group Corp.		31,600	3,301,141
Stanley Electric Co. Ltd.		3,500	90,639
Sumitomo Chemical Co. Ltd.		37,500	195,207
Sumitomo Metal Mining Co. Ltd.		6,300	255,322
Sumitomo Mitsui Trust Holdings, Inc.		8,600	282,302
Suntory Beverage & Food Ltd.		3,700	129,342
Sysmex Corp.		4,200	497,316
T&D Holdings, Inc.		13,800	176,568
Taisei Corp.		5,000	168,507
Takeda Pharmaceutical Co. Ltd.		39,600	1,318,147
TDK Corp.		3,300	376,530
Terumo Corp.		16,200	628,734
Tobu Railway Co. Ltd.		4,700	122,219
Toho Gas Co. Ltd.		1,700	82,594
Tokyo Century Corp.		900	49,223
Tokyo Electron Ltd.		3,700	1,525,974
Tokyo Gas Co. Ltd.		9,600	181,716
Tokyu Corp.		12,700	170,214
Toray Industries, Inc.		35,000	230,447
Toto Ltd.		3,600	186,661
Toyo Suisan Kaisha Ltd.		2,500	95,369
Unicharm Corp.		10,100	403,429
USS Co. Ltd.		5,100	88,235
West Japan Railway Co.		4,200	228,196
Yakult Honsha Co. Ltd.		3,100	182,544
Yamada Holdings Co. Ltd.		15,600	73,375
Yamaha Corp.		3,400	188,408
Yamaha Motor Co. Ltd.		7,100	177,789
Yaskawa Electric Corp.		6,100	302,052
Yokogawa Electric Corp.		5,900	90,767
Z Holdings Corp.		66,300	331,844
ZOZO, Inc.		2,900	98,469

TOTAL JAPAN			52,554,747

Korea (South) - 2.4%
AMOREPACIFIC Corp.		769	147,761
AMOREPACIFIC Group, Inc.		636	31,779
BGF Retail Co. Ltd.		173	24,237
Celltrion Healthcare Co. Ltd.		2,135	198,913
CJ CheilJedang Corp.		185	75,107
CJ Corp.		313	26,609
CJ Logistics Corp. (a)		195	29,772
Coway Co. Ltd.		1,373	102,192
Doosan Bobcat, Inc. (a)		1,126	45,030
Fila Holdings Corp.		1,093	49,494
GS Engineering & Construction Corp.		1,436	54,873
GS Holdings Corp.		1,036	38,465
Hankook Tire Co. Ltd.		1,937	81,243
Hanon Systems		4,192	56,729
Hanwha Solutions Corp. (a)		2,941	99,755
Hyundai Engineering & Construction Co. Ltd.		2,131	101,119
Hyundai Heavy Industries Holdi		1,254	74,516
Kakao Corp.		7,797	994,274
KB Financial Group, Inc.		9,888	438,228
Korean Air Lines Co. Ltd. (a)		4,079	105,800
LG Chemical Ltd.		1,105	807,115
LG Corp.		2,195	179,369
LG Display Co. Ltd. (a)		5,725	109,761
LG Electronics, Inc.		2,665	364,115
LG Household & Health Care Ltd.		241	305,024
Lotte Chemical Corp.		463	104,227
LX Holdings Corp. (a)		961	8,712
NAVER Corp.		3,097	1,164,639
POSCO Chemtech Co. Ltd.		820	109,546
Samsung Electro-Mechanics Co. Ltd.		1,371	228,349
Samsung Engineering Co. Ltd. (a)		4,037	81,772
Samsung Fire & Marine Insurance Co. Ltd.		754	140,301
Samsung SDI Co. Ltd.		1,374	883,214
Samsung SDS Co. Ltd.		843	133,460
Shinhan Financial Group Co. Ltd.		11,146	376,951
SK Biopharmaceuticals Co. Ltd. (a)		634	65,448
SK Holdings Co., Ltd.		766	178,084
SK Innovation Co., Ltd. (a)		1,274	279,609
SK Telecom Co. Ltd.		1,004	262,409
SKC Co. Ltd.		472	66,127
Yuhan Corp.		1,487	79,461

TOTAL KOREA (SOUTH)			8,703,589

Kuwait - 0.1%
Kuwait Finance House KSCP		117,046	305,812
Luxembourg - 0.1%
Adecoagro SA (a)(d)		2,283	21,825
Globant SA (a)		1,012	242,030
Tenaris SA		12,248	124,794

TOTAL LUXEMBOURG			388,649

Malaysia - 0.5%
AMMB Holdings Bhd		42,800	28,905
Axiata Group Bhd		63,904	56,484
CIMB Group Holdings Bhd		160,087	168,812
Dialog Group Bhd		109,400	71,291
DiGi.com Bhd		84,400	83,000
Fraser & Neave Holdings Bhd		3,100	18,218
Hap Seng Consolidated Bhd		14,100	25,727
Hartalega Holdings Bhd		45,900	76,573
IHH Healthcare Bhd		40,600	54,262
Kossan Rubber Industries Bhd		29,800	24,433
Kuala Lumpur Kepong Bhd		9,800	43,009
Malayan Banking Bhd		101,959	193,529
Malaysia Airports Holdings Bhd (a)		25,700	35,200
Maxis Bhd		53,800	54,310
MISC Bhd		30,100	47,789
Nestle (Malaysia) Bhd		1,500	47,275
Petronas Dagangan Bhd		7,000	30,521
Petronas Gas Bhd		18,100	65,366
PPB Group Bhd		14,400	61,763
Press Metal Bhd		93,500	106,794
Public Bank Bhd		383,100	361,312
QL Resources Bhd		24,400	32,668
RHB Capital Bhd		41,477	50,225
Sime Darby Bhd		65,900	33,575
Supermax Corp. Bhd		35,364	27,403
Telekom Malaysia Bhd		25,600	36,034
Top Glove Corp. Bhd		129,200	121,852
Westports Holdings Bhd		23,500	22,609

TOTAL MALAYSIA			1,978,939

Mexico - 0.4%
Arca Continental S.A.B. de CV		10,200	61,724
CEMEX S.A.B. de CV unit (a)		381,500	311,237
Coca-Cola FEMSA S.A.B. de CV unit		16,815	95,325
Fomento Economico Mexicano S.A.B. de CV unit		49,500	431,882
Gruma S.A.B. de CV Series B		5,140	55,613
Grupo Bimbo S.A.B. de CV Series A		45,800	105,560
Grupo Financiero Banorte S.A.B. de CV Series O		65,500	424,629
Industrias Penoles SA de CV (a)		3,310	46,675
Kimberly-Clark de Mexico SA de CV Series A		34,700	56,182

TOTAL MEXICO			1,588,827

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		97,000	131,811
Netherlands - 4.1%
AEGON NV		45,380	193,210
Akzo Nobel NV		4,776	589,782
ASML Holding NV (Netherlands)		10,515	8,037,505
CNH Industrial NV		25,550	426,140
ING Groep NV (Certificaten Van Aandelen)		97,812	1,254,997
JDE Peet's BV		1,732	58,309
Koninklijke Ahold Delhaize NV		26,375	819,572
Koninklijke DSM NV		4,304	867,700
Koninklijke KPN NV		84,811	278,480
Koninklijke Vopak NV		1,595	67,528
NN Group NV		7,000	348,176
Prosus NV		12,090	1,078,651
Randstad NV		2,987	216,710
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		3,143	261,621
Wolters Kluwer NV		6,615	753,944

TOTAL NETHERLANDS			15,252,325

New Zealand - 0.3%
Auckland International Airport Ltd. (a)		30,797	155,343
Fisher & Paykel Healthcare Corp.		14,562	320,086
Mercury Nz Ltd.		17,445	80,337
Meridian Energy Ltd.		33,588	122,152
Ryman Healthcare Group Ltd.		11,505	105,645
Spark New Zealand Ltd.		46,074	151,992
Xero Ltd. (a)		3,295	339,202

TOTAL NEW ZEALAND			1,274,757

Norway - 0.4%
DNB Bank ASA		23,114	473,674
Mowi ASA		11,070	282,177
Norsk Hydro ASA		33,602	223,554
Orkla ASA		18,884	171,639
Telenor ASA		17,016	295,453

TOTAL NORWAY			1,446,497

Philippines - 0.2%
Ayala Corp.		8,180	119,560
Ayala Land, Inc.		202,300	132,450
Bank of the Philippine Islands (BPI)		49,192	79,286
Globe Telecom, Inc.		575	21,414
GT Capital Holdings, Inc.		2,220	24,158
JG Summit Holdings, Inc.		79,263	88,872
Manila Electric Co.		5,160	27,378
SM Investments Corp.		5,995	109,289
SM Prime Holdings, Inc.		248,800	156,668
Universal Robina Corp.		20,370	51,674

TOTAL PHILIPPINES			810,749

Poland - 0.3%
Bank Polska Kasa Opieki SA		4,473	109,279
CD Projekt RED SA		1,776	85,523
Cyfrowy Polsat SA		6,480	57,458
KGHM Polska Miedz SA (Bearer)		3,566	180,128
Orange Polska SA (a)		15,393	30,606
Polski Koncern Naftowy Orlen SA		7,686	145,520
Powszechna Kasa Oszczednosci Bank SA (a)		22,426	220,273
Powszechny Zaklad Ubezpieczen SA		14,570	142,202
Santander Bank Polska SA (a)		819	54,487

TOTAL POLAND			1,025,476

Portugal - 0.1%
Galp Energia SGPS SA Class B		13,227	129,039
Jeronimo Martins SGPS SA		6,635	135,180

TOTAL PORTUGAL			264,219

Qatar - 0.2%
Ooredoo QSC		18,515	36,054
Qatar Fuel Co.		11,428	56,465
Qatar National Bank SAQ (a)		113,113	565,410
The Commercial Bank of Qatar (a)		58,077	87,730

TOTAL QATAR			745,659

Russia - 0.8%
Gazprom OAO		295,350	1,151,141
Lukoil PJSC		10,371	890,579
Mobile TeleSystems OJSC sponsored ADR		12,289	105,563
Moscow Exchange MICEX-RTS OAO		34,040	80,572
Novatek PJSC GDR (Reg. S)		2,282	507,973
Novolipetsk Steel OJSC		39,110	138,199
PhosAgro OJSC GDR (Reg. S)		3,101	59,012
Polyus PJSC		817	156,511

TOTAL RUSSIA			3,089,550

Saudi Arabia - 0.3%
Almarai Co. Ltd.		6,601	103,317
Bank Albilad (a)		9,494	92,905
Dr Sulaiman Al Habib Medical Services Group Co.		1,195	54,614
Saudi Arabian Mining Co. (a)		10,399	193,817
Saudi Basic Industries Corp.		22,823	736,344
The Savola Group		6,073	69,468

TOTAL SAUDI ARABIA			1,250,465

Singapore - 0.8%
BOC Aviation Ltd. Class A (c)		4,800	35,238
CapitaLand Ltd.		64,101	190,654
CapitaMall Trust		112,630	178,718
City Developments Ltd.		9,100	46,005
DBS Group Holdings Ltd.		45,251	1,015,597
Keppel Corp. Ltd.		42,100	170,581
Oversea-Chinese Banking Corp. Ltd.		85,700	777,970
Singapore Airlines Ltd. (a)		29,800	112,167
Singapore Exchange Ltd.		19,700	172,727
Singapore Telecommunications Ltd.		210,700	352,994
UOL Group Ltd.		10,300	55,493

TOTAL SINGAPORE			3,108,144

South Africa - 1.7%
Absa Group Ltd. (a)		18,345	170,826
Anglo American Platinum Ltd.		1,376	180,078
Aspen Pharmacare Holdings Ltd. (a)		9,822	121,052
Bidcorp Ltd. (a)		8,274	181,612
Bidvest Group Ltd./The		6,559	89,499
Capitec Bank Holdings Ltd.		1,942	215,623
Clicks Group Ltd.		6,647	120,262
Discovery Ltd. (a)		10,988	88,196
FirstRand Ltd.		128,916	478,312
Gold Fields Ltd.		22,445	221,661
Growthpoint Properties Ltd.		78,708	79,239
Impala Platinum Holdings Ltd.		20,019	360,871
Kumba Iron Ore Ltd.		1,479	78,540
MTN Group Ltd. (a)		42,886	308,548
MultiChoice Group Ltd.		8,619	71,511
Naspers Ltd. Class N		10,880	2,099,626
Nedbank Group Ltd. (a)		9,521	110,018
Northam Platinum Ltd. (a)		9,414	148,465
Old Mutual Ltd.		118,983	104,924
Remgro Ltd.		12,089	91,935
Sanlam Ltd.		46,628	184,205
Shoprite Holdings Ltd.		12,363	135,349
Spar Group Ltd./The		4,438	55,651
Standard Bank Group Ltd.		32,680	275,582
Vodacom Group Ltd.		16,109	143,638
Woolworths Holdings Ltd. (a)		27,190	103,573

TOTAL SOUTH AFRICA			6,218,796

Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA		167,425	1,071,769
CaixaBank SA		110,977	329,592
Iberdrola SA		148,579	1,788,162
Industria de Diseno Textil SA		27,218	923,137
Naturgy Energy Group SA		7,423	191,873
Red Electrica Corporacion SA		10,929	216,832
Repsol SA		37,490	410,625

TOTAL SPAIN			4,931,990

Sweden - 2.2%
Alfa Laval AB		7,861	328,196
ASSA ABLOY AB (B Shares)		25,084	804,602
Atlas Copco AB:
(A Shares)		16,903	1,142,784
(B Shares)		9,696	550,668
Boliden AB		6,868	267,670
Electrolux AB (B Shares)		5,804	152,240
Ericsson (B Shares)		73,129	843,483
Essity AB (B Shares)		15,186	496,592
Evolution AB (c)		4,223	735,655
H&M Hennes & Mauritz AB (B Shares) (a)		18,050	377,674
Husqvarna AB (B Shares)		10,974	153,614
ICA Gruppen AB		2,653	131,134
Nibe Industrier AB (B Shares)		35,364	422,311
Sandvik AB		28,090	731,912
SKF AB (B Shares)		9,499	252,471
Svenska Cellulosa AB SCA (B Shares)		15,032	279,392
Tele2 AB (B Shares)		12,822	188,344
Telia Co. AB		64,749	284,242

TOTAL SWEDEN			8,142,984

Switzerland - 5.7%
ABB Ltd. (Reg.)		43,709	1,597,929
Adecco SA (Reg.)		3,955	236,990
Clariant AG (Reg.)		5,889	122,480
Coca-Cola HBC AG		4,816	182,016
Compagnie Financiere Richemont SA Series A		13,093	1,675,501
Geberit AG (Reg.)		920	755,419
Givaudan SA		231	1,153,151
Kuehne & Nagel International AG		1,340	452,066
Lindt & Spruengli AG		2	231,826
Lindt & Spruengli AG (participation certificate)		27	302,534
Lonza Group AG		1,869	1,455,252
Roche Holding AG (participation certificate)		17,630	6,810,684
SGS SA (Reg.)		149	482,439
Sika AG		3,544	1,248,430
Sonova Holding AG Class B		1,368	537,474
Straumann Holding AG		258	478,490
Swiss Life Holding AG		801	413,830
Swiss Re Ltd.		7,554	683,975
Swisscom AG		649	390,468
Vifor Pharma AG		1,208	169,028
Zurich Insurance Group Ltd.		3,775	1,521,985

TOTAL SWITZERLAND			20,901,967

Taiwan - 6.1%
Acer, Inc.		82,000	80,127
ASE Technology Holding Co. Ltd.		82,000	361,177
AU Optronics Corp.		207,000	153,584
Cathay Financial Holding Co. Ltd.		200,547	390,705
Cheng Shin Rubber Industry Co. Ltd.		46,000	71,162
China Steel Corp.		298,000	389,018
Chunghwa Telecom Co. Ltd.		96,000	396,523
Compal Electronics, Inc.		113,000	87,493
CTBC Financial Holding Co. Ltd.		469,000	384,437
Delta Electronics, Inc.		49,000	505,381
E.SUN Financial Holdings Co. Ltd.		272,958	259,135
ECLAT Textile Co. Ltd.		5,000	109,270
Evergreen Marine Corp. (Taiwan)		64,894	308,936
Far Eastern New Century Corp.		68,000	72,131
Far EasTone Telecommunications Co. Ltd.		36,000	78,099
Feng Tay Enterprise Co. Ltd.		12,000	99,380
First Financial Holding Co. Ltd.		248,948	202,841
Fubon Financial Holding Co. Ltd.		167,000	449,357
HIWIN Technologies Corp.		6,282	72,350
Hotai Motor Co. Ltd.		8,000	169,512
Hua Nan Financial Holdings Co. Ltd.		220,560	152,550
Innolux Corp.		221,000	148,469
Inventec Corp.		61,000	51,304
Lite-On Technology Corp.		52,000	119,634
MediaTek, Inc.		38,000	1,243,719
Mega Financial Holding Co. Ltd.		275,000	326,014
Nan Ya Plastics Corp.		132,000	412,352
Nien Made Enterprise Co. Ltd.		4,000	67,222
Oneness Biotech Co. Ltd. (a)		5,000	34,577
President Chain Store Corp.		14,000	140,757
Ruentex Development Co. Ltd.		19,600	43,871
Sinopac Holdings Co.		233,720	117,775
Taishin Financial Holdings Co. Ltd.		255,980	155,483
Taiwan Business Bank		131,120	44,540
Taiwan Cement Corp.		120,000	226,528
Taiwan High Speed Rail Corp.		45,000	48,961
Taiwan Mobile Co. Ltd.		40,000	148,991
Taiwan Semiconductor Manufacturing Co. Ltd.		618,000	12,928,358
The Shanghai Commercial & Savings Bank Ltd.		97,000	145,239
Unified-President Enterprises Corp.		117,000	307,145
United Microelectronics Corp.		296,000	619,578
Wistron Corp.		74,264	73,921
Yageo Corp.		9,000	181,675
Yuanta Financial Holding Co. Ltd.		259,280	236,045

TOTAL TAIWAN			22,615,326

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		17,300	94,502
Advanced Information Service PCL NVDR		11,900	65,005
Airports of Thailand PCL:
(depositary receipt)		54,500	93,708
(For. Reg.)		55,400	95,256
Asset World Corp. PCL NVDR (a)		162,000	18,044
B. Grimm Power PCL:
unit		7,400	8,895
(For. Reg.)		13,000	15,627
Bangkok Dusit Medical Services PCL:
unit		104,200	71,348
(For. Reg.)		131,200	89,836
Berli Jucker PCL unit		36,100	37,352
BTS Group Holdings PCL:
unit		105,500	27,290
(For. Reg.)		108,233	27,997
Bumrungrad Hospital PCL:
NVDR		4,600	16,799
(For. Reg.)		6,200	22,642
Central Pattana PCL:
unit		24,000	34,327
(For. Reg.)		31,400	44,912
Charoen Pokphand Foods PCL:
unit		31,100	24,607
(For. Reg.)		53,600	42,410
CP ALL PCL:
unit		63,300	113,655
(For. Reg.)		85,500	153,515
Energy Absolute PCL:
unit		15,400	27,885
(For. Reg.)		20,900	37,844
Gulf Energy Development PCL:
unit		27,400	27,934
(For. Reg.)		43,300	44,143
Home Product Center PCL:
unit		63,800	25,823
(For. Reg.)		78,800	31,894
Indorama Ventures PCL:
unit		16,200	17,871
(For. Reg.)		25,100	27,689
Intouch Holdings PCL:
(For. Reg.)		35,100	68,897
NVDR		21,900	42,987
Land & House PCL:
NVDR		99,300	23,571
(For. Reg.)		123,700	29,363
Minor International PCL:
unit (a)		28,100	25,441
warrants 9/30/21 (a)		530	7
warrants 5/5/23 (a)		1,571	226
warrants 5/5/23 (a)		968	139
warrants 2/15/24 (a)		1,424	166
warrants 2/15/24 (a)		878	103
(For. Reg.) (a)		47,028	42,577
Muangthai Leasing PCL		10,200	18,547
Muangthai Leasing PCL unit		12,000	21,820
Osotspa PCL unit		38,200	40,978
PTT Exploration and Production PCL:
(For. Reg.)		20,200	63,317
NVDR		10,800	33,853
PTT Global Chemical PCL:
(For. Reg.)		30,600	52,847
NVDR		26,700	46,112
Siam Cement PCL:
(For. Reg.)		11,200	141,108
NVDR		8,800	110,870
Siam Commercial Bank PCL:
unit		8,400	23,901
(For. Reg.)		11,400	32,438
Sri Trang Gloves Thailand PCL NVDR		21,400	24,422
Thai Oil PCL:
(For. Reg.)		17,300	23,165
NVDR		5,100	6,829
Thai Union Frozen Products PCL:
(For. Reg.)		42,700	28,848
NVDR		48,500	32,766
True Corp. PCL:
unit		96,900	9,495
(For. Reg.)		156,800	15,365

TOTAL THAILAND			2,298,968

Turkey - 0.1%
Koc Holding A/S		17,457	42,596
Turkcell Iletisim Hizmet A/S		35,678	65,123
Turkiye Garanti Bankasi A/S		53,152	53,745
Turkiye Is Bankasi A/S Series C		35,452	22,173

TOTAL TURKEY			183,637

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC		67,994	129,948
Aldar Properties PJSC (a)		85,896	92,838
Emirates NBD Bank PJSC		64,519	235,371
Emirates Telecommunications Corp. (b)		44,061	273,496
First Abu Dhabi Bank PJSC		111,216	502,011

TOTAL UNITED ARAB EMIRATES			1,233,664

United Kingdom - 7.6%
Abrdn PLC		56,020	221,145
Antofagasta PLC		10,136	210,561
Ashtead Group PLC		11,217	839,765
Associated British Foods PLC		8,966	250,127
AstraZeneca PLC (United Kingdom)		38,830	4,461,951
Barratt Developments PLC		26,467	258,848
Berkeley Group Holdings PLC		3,099	208,704
British Land Co. PLC		21,360	151,599
BT Group PLC (a)		221,658	534,870
Burberry Group PLC		10,142	290,970
Coca-Cola European Partners PLC		5,147	319,423
Compass Group PLC (a)		44,582	942,548
Croda International PLC		3,457	404,600
GlaxoSmithKline PLC		126,268	2,493,013
Informa PLC (a)		38,210	262,904
InterContinental Hotel Group PLC (a)		4,660	307,763
Intertek Group PLC		4,056	290,687
J Sainsbury PLC		42,435	167,104
JD Sports Fashion PLC		13,092	163,235
Johnson Matthey PLC		4,965	205,108
Kingfisher PLC		53,310	273,823
Legal & General Group PLC		148,578	539,852
Lloyds Banking Group PLC		1,776,462	1,123,198
Mondi PLC		8,862	246,784
Mondi PLC		4,005	111,116
National Grid PLC		88,451	1,130,944
Next PLC		3,315	363,191
NMC Health PLC (a)		987	266
Reckitt Benckiser Group PLC		17,872	1,367,202
RELX PLC (London Stock Exchange)		48,326	1,420,040
Rentokil Initial PLC		46,574	366,934
Schroders PLC		3,154	160,325
Segro PLC		30,244	511,827
Spirax-Sarco Engineering PLC		1,838	383,478
St. James's Place Capital PLC		13,379	295,131
Standard Chartered PLC (United Kingdom)		66,794	401,085
Taylor Wimpey PLC		87,920	201,156
Tesco PLC		193,700	627,085
Unilever PLC		65,943	3,795,121
Vodafone Group PLC		673,654	1,083,203
Whitbread PLC (a)		5,225	221,223
WM Morrison Supermarkets PLC		60,683	225,719

TOTAL UNITED KINGDOM			27,833,628

United States of America - 0.3%
Li Auto, Inc. ADR (a)		11,826	394,870
Yum China Holdings, Inc.		10,633	661,266

TOTAL UNITED STATES OF AMERICA			1,056,136

TOTAL COMMON STOCKS
(Cost $317,549,950)			356,468,480

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.2%
Banco Bradesco SA (PN)		121,678	566,542
Companhia Energetica de Minas Gerais (CEMIG) (PN)		24,353	55,830

TOTAL BRAZIL			622,372

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)		3,389	161,884
Colombia - 0.0%
Bancolombia SA (PN)		9,917	71,091
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		1,884	161,806
Henkel AG & Co. KGaA		4,512	457,520

TOTAL GERMANY			619,326

Korea (South) - 0.0%
AMOREPACIFIC Corp.		196	13,483
LG Chemical Ltd.		301	99,876
LG Household & Health Care Ltd.		41	23,901

TOTAL KOREA (SOUTH)			137,260

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,655,458)			1,611,933
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 5.5% 6/3/24 (Cost $37)	INR	2,703	36
		Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.06% (e)		7,588,497	7,590,015
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)		9,999	10,000
TOTAL MONEY MARKET FUNDS
(Cost $7,600,015)			7,600,015
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $326,805,460)			365,680,464
NET OTHER ASSETS (LIABILITIES) - 0.7%(g)			2,735,149
NET ASSETS - 100%			$368,415,613

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	55	Sept. 2021	$6,378,350	$33,782	$33,782
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	47	Sept. 2021	3,002,595	(82,391)	(82,391)
TME S&P/TSX 60 Index Contracts (Canada)	4	Sept. 2021	777,429	6,517	6,517
TOTAL FUTURES CONTRACTS					$(42,092)

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,847,687 or 2.1% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $573,912 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,667
Fidelity Securities Lending Cash Central Fund	452
Total	$5,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,919,026	$147,390,899	$143,719,713	$(197)	$--	$7,590,015	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	9,900	3,059,942	3,059,842	--	--	10,000	0.0%
Total	$3,928,926	$150,450,841	$146,779,555	$(197)	$--	$7,600,015

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Non-convertible bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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